Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 136	$ 2,100
Interest bearing time deposits with banks	847	1,096
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	315,433	321,914
Short-term borrowings	5,436	3,500	3,314
Other interest bearing liabilites	1,305	1,244
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	14,261	12,074
Interest bearing deposits with banks	136	2,100
Interest bearing time deposits with banks	847	1,096
Securites	122,338	111,281
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Total loans, net of allowance for loan losses	274,219	286,750
Mortgage servicing rights	98
Accrued interest receivable	1,632	1,811
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	315,433	321,914
Securities sold under agreements to repurchase	3,836	3,500
Short-term borrowings	1,600
Other interest bearing liabilites	1,305	1,244
Accrued interest payable	354	421
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	14,261	12,074
Interest bearing deposits with banks	136	2,100
Interest bearing time deposits with banks	849	1,111
Securites	122,338	111,281
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Total loans, net of allowance for loan losses	286,467	296,891
Mortgage servicing rights	98
Accrued interest receivable	1,632	1,811
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	319,946	327,857
Securities sold under agreements to repurchase	3,836	3,500
Short-term borrowings	1,600
Other interest bearing liabilites	1,315	1,251
Accrued interest payable	$ 354	$ 421